Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		6 Months Ended		12 Months Ended	18 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Sep. 30, 2012
Statement Of Operations and Comprehensive Loss [Abstract]
Revenues
General and administrative
Consultancy fees	260,342		321,884		88,551	410,435
Interest expenses	95,577		95,577		1,419	96,996
Professional fees	30,543		50,646		15,703	66,348
Auditor fees	7,655		7,655			7,655
Development and research expenses	3,149		7,419		47,886	55,306
Transfer agent and filing fees	1,642		7,176			7,176
Advertising	6,220		6,220			6,220
Office expenses	(550)		3,188		5,828	9,015
Meals and entertainment	115		1,881			1,881
Travel	695		1,574			1,574
Bank charges	483		572			572
Foreign exchange loss	306		306			306
Total operating expenses	406,177		504,098			663,484
Net Loss			(504,098)		159,387	(663,484)
Other comprehensive income (loss)
Currency translation adjustment	(13,500)		(8,816)		(247)	(8,816)
Net comprehensive loss for the period	$ (419,677)		$ (512,914)		$ 159,634	$ (654,668)
Net loss per stock – basic and diluted	$ (0.08)		$ (0.10)
Weighted average number of common stock basic and diluted	5,131,350	5,000,000	5,050,806	5,000,000